Organization and Principal Activities (Details)	Mar. 31, 2024	Oct. 19, 2021
CCSC Group Limited [Member]
Organization and Principal Activities (Details) [Line Items]
Interests percentage		100.00%
CCSC Technology Group [Member]
Organization and Principal Activities (Details) [Line Items]
Interests percentage	100.00%